FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jan. 02, 2016
FAIR VALUE MEASUREMENTS
Schedule of financial assets and liabilities of the Company measured at fair value on recurring basis
	Level 2
In thousands	January 2, 2016	January 3, 2015
Financial Assets:
Derivatives	$1,017	$3,193
Financial Liabilities:
Derivatives	$(354)	$—

Schedule of non-financial assets of the Company measured at fair value on non-recurring basis

		Fair Value Measured and Recorded at Reporting Date Using:
	Net Carrying Value as of January 2, 2016				Total Losses — Year Ended January 2, 2016
In thousands		Level 1	Level 2	Level 3
Property and equipment	$2,292	$—	$—	$2,292	$8,596

		Fair Value Measured and Recorded at Reporting Date Using:
	Net Carrying Value as of January 3, 2015				Total Losses — Year Ended January 3, 2015
In thousands		Level 1	Level 2	Level 3
Property and equipment	$4,127	$—	$—	$4,127	$10,358
Intangibles, net	—	—	—	—	1,533

		Fair Value Measured and Recorded at Reporting Date Using:
	Net Carrying Value as of December 28, 2013				Total Losses — Year Ended December 28, 2013
In thousands		Level 1	Level 2	Level 3
Property and equipment	$15,706	$—	$—	$15,706	$1,480
Intangibles, net	1,900	—	—	1,900	3,300
Other Assets	—	—	—	—	6,109

Schedule of fair values and carrying values of the Company's debt instruments

	January 2, 2016		January 3, 2015
In thousands	Fair Value	Carrying Value	Fair Value	Carrying Value
Term Loan credit facility, due April 2021(a)	$381,333	$393,431	$384,786	$396,158
Revolving credit facility(b)	—	—	6,000	6,000

(a)	Carrying values include unamortized debt discount or premium.
(b)	Borrowings under the revolving credit facility bear interest based on market rate; accordingly, its fair value approximates its carrying value.